Subsequent Events (Details Narrative) - USD ($)													3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 04, 2020	Jan. 28, 2020	Jan. 22, 2020	Jan. 15, 2020	Jan. 13, 2020	Jan. 07, 2020	Jan. 02, 2020	Sep. 18, 2019	Sep. 09, 2019	Sep. 04, 2019	Jul. 19, 2019	Jul. 10, 2019	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Feb. 06, 2020	Jun. 24, 2019	Sep. 21, 2018	Sep. 20, 2018	Jan. 23, 2018	Jan. 22, 2018
Debt conversion shares							2,804,424
Debt conversion price per share							$ 0.165
Debt principal amount							$ 267,187
Bifurcated embedded conversion option derivatives							82,500
Fair value of derivative liability							228,863
Loss on extinguishment							146,367						$ 20,176		$ (20,355)	$ 20,176	$ 1,165,516	$ 1,204,242	$ 251,392
Additional paid in capital							$ 410,750						$ 47,766,162			$ 47,766,162		$ 45,713,322	$ 38,214,213
Common stock, shares authorized													100,000,000			100,000,000		100,000,000	100,000,000		100,000,000	4,000,000,000	400,000,000	400,000,000	100,000,000
Debt premium amount													$ 1,151,106			$ 1,151,106		$ 613,003	$ 1,731,167
Debt conversion threshold percentage																4.99%		4.99%
Sale of stock price per share											$ 1.99
Value of stock issued for the services														$ 39,800	$ 69,000			$ 169,000	130,000
Original debt discount													$ 415,712			$ 415,712		131,893	277,733
Proceeds from convertible debt																$ 1,130,000	$ 1,054,089	$ 1,369,000	$ 2,890,080
Subsequent Event [Member]
Debt conversion shares								45,547	13,360	36,049		20,454
Debt conversion price per share								$ 0.45	$ 0.63	$ 0.63		$ 0.91
Common stock, shares authorized	1,000,000,000																			1,000,000,000
Stock issued for the services, shares											20,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Debt principal amount					$ 110,250
Legal expenses					$ 5,000
Debt maturity date					Jan. 13, 2021
Debt interest rate					8.00%
Debt premium amount					$ 59,365
Debt conversion, description					The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note is in effect shall be fixed at $2.50 and thereafter shall be equal to a 35% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Ader Alef shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Debt conversion threshold percentage					35.00%
Outstanding common stock percentage					4.99%
Debt instrument effective interest rate					24.00%
Original debt discount					$ 5,250
Proceeds from convertible debt				$ 100,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Power Up Lending Group Ltd [Member] | January 7, 2020 Power Up Note [Member]
Debt principal amount					72,000	$ 75,000
Bifurcated embedded conversion option derivatives						$ 307,400
Legal expenses					2,500
Diligence fees					$ 500
Debt maturity date						Jan. 07, 2021
Debt interest rate						8.00%
Debt default amount percentage						150.00%
Debt conversion, description						The conversion price for the January 7, 2020 Power Up Note shall be $3.05, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.05. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the January 7, 2020 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt conversion threshold percentage						65.00%
Outstanding common stock percentage						4.99%
Debt instrument effective interest rate						22.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Debt principal amount			$ 58,000
Legal expenses			$ 2,500
Debt maturity date			Jan. 22, 2021
Debt interest rate			10.00%
Debt premium amount			$ 38,667
Debt conversion, description			The conversion price for the January 22, 2020 GS Capital Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GS Capital shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GS Capital and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GS Capital to the Company.
Debt conversion threshold percentage			40.00%
Outstanding common stock percentage			4.99%
Debt instrument effective interest rate			24.00%
Original debt discount			$ 3,500
Proceeds from convertible debt		$ 52,000
Subsequent Event [Member] | Consulting Services Agreement [Member] | January 7, 2020 Consulting Services Agreement [Member]
Stock issued for the services, shares	150,000
Sale of stock price per share	$ 0.14
Value of stock issued for the services	$ 21,000
Minimum [Member]
Debt conversion price per share							$ 0.0672
Minimum [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Debt default amount percentage					112.00%
Minimum [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Debt default amount percentage			112.00%
Maximum [Member]
Debt conversion price per share							$ 0.75
Maximum [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | January 13, 2020 Ader Alef Note [Member]
Debt default amount percentage					135.00%
Maximum [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January 22, 2020 GS Note [Member]
Debt default amount percentage			130.00%